Derivative and Hedging Instruments - Summary of Fair Value and Fair Value Hierarchy of Derivative Instruments (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	$ 27,793	$ 19,449
Total derivative liabilities	14,962	10,284
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	27,793	19,449
Total derivative liabilities	14,962	10,284
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	25,735	17,894
Total derivative liabilities	12,652	8,397
Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	957	680
Total derivative liabilities	2,244	1,850
Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	1,098	869
Total derivative liabilities	66	37
Credit default swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	3	6
Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	23,913	17,308
Total derivative liabilities	14,525	9,599
Level 2 [Member] | Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	21,902	15,801
Total derivative liabilities	12,271	7,730
Level 2 [Member] | Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	957	680
Total derivative liabilities	2,239	1,849
Level 2 [Member] | Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	1,051	821
Total derivative liabilities	15	20
Level 2 [Member] | Credit default swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	3	6
Level 3 [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	3,880	2,141
Total derivative liabilities	437	685
Level 3 [Member] | Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	3,833	2,093
Total derivative liabilities	381	667
Level 3 [Member] | Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative liabilities	5	1
Level 3 [Member] | Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	47	48
Total derivative liabilities	$ 51	$ 17